Investments (Mortgage Loans by Maturity Date) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Mortgage Loans on Real Estate [Line Items]
Loans Receivable, Gross, Commercial, Real Estate	$ 2,496,786	$ 2,312,167
Mortgage Loans On Real Estate Due One Year Through Five Years [Member]
Mortgage Loans on Real Estate [Line Items]
Loans Receivable, Gross, Commercial, Real Estate	987,109	1,187,387
Mortgage Loans On Real Estate Due After Five Years [Member]
Mortgage Loans on Real Estate [Line Items]
Loans Receivable, Gross, Commercial, Real Estate	984,289	776,655
Mortgage Loans On Real Estate Due After Ten Years [Member]
Mortgage Loans on Real Estate [Line Items]
Loans Receivable, Gross, Commercial, Real Estate	$ 525,388	$ 348,125